UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments

Corporate Income Fund	August 31, 2013

T. Rowe Price Corporate Income Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 93.1%		
FINANCIAL INSTITUTIONS 30.8%		
Brokerage 1.6%		
Ameriprise Financial, 7.30%, 6/28/19	1,730	2,139
Eaton Vance, 3.625%, 6/15/23	1,910	1,826
FMR, 4.95%, 2/1/33 (1)	1,705	1,626
Invesco Finance, 3.125%, 11/30/22	1,450	1,327
Jefferies Group, 3.875%, 11/9/15	1,025	1,068
Jefferies Group, 8.50%, 7/15/19	975	1,175
		9,161
Commercial Banks Non-U.S. 1.9%		
Banco Santander Chile, 3.875%, 9/20/22 (1)	1,710	1,592
BPCE, 2.375%, 10/4/13 (1)	1,880	1,881
DNB Bank, 3.20%, 4/3/17 (1)	2,945	3,052
Intesa Sanpaolo, 3.125%, 1/15/16	420	418
Nordea Bank, 4.875%, 5/13/21 (1)	3,680	3,762
		10,705
Commercial Banks-U.S. 2.3%		
Bank of New York Mellon, VR, 4.50%, 12/29/49	2,840	2,542
Discover Financial Servicers, 3.85%, 11/21/22	1,526	1,435
Discover Financial Servicers, 10.25%, 7/15/19	1,070	1,366
Fifth Third Bancorp, 8.25%, 3/1/38	710	912
PNC Financial Services, VR, 6.75%, 7/29/49	2,140	2,236
Regions Financial, 5.75%, 6/15/15	975	1,045
SunTrust Banks, 3.60%, 4/15/16	1,330	1,401
U.S. Bancorp, 3.442%, 2/1/16	1,970	2,053
		12,990

Diversified Banking Institutions Non-U.S. 0.7%		
BNP Paribas, 2.70%, 8/20/18	1,910	1,899
Royal Bank of Scotland, 2.55%, 9/18/15	1,730	1,763
		3,662
Diversified Banking Institutions-U.S. 10.1%		
Bank of America, 2.00%, 1/11/18	3,510	3,392
Bank of America, 3.875%, 3/22/17	3,255	3,427
Bank of America, 5.65%, 5/1/18	2,905	3,236
Bank of America, 6.50%, 8/1/16	3,590	4,044
Goldman Sachs, 2.375%, 1/22/18	2,650	2,589
Goldman Sachs, 2.90%, 7/19/18	2,185	2,178
Goldman Sachs, 6.15%, 4/1/18	1,830	2,067
Goldman Sachs, 6.25%, 2/1/41	2,115	2,349
Goldman Sachs, 7.50%, 2/15/19	4,035	4,808
JPMorgan Chase, 2.00%, 8/15/17	4,315	4,285
JPMorgan Chase, 3.25%, 9/23/22	2,100	1,967
JPMorgan Chase, 3.375%, 5/1/23	1,055	953
JPMorgan Chase, 4.50%, 1/24/22	2,955	3,048
Merrill Lynch, 6.875%, 4/25/18	1,250	1,452
Morgan Stanley, 2.125%, 4/25/18	8,990	8,646
Morgan Stanley, 3.75%, 2/25/23	3,200	3,019
Morgan Stanley, 5.50%, 7/24/20	1,310	1,430
Morgan Stanley, 5.50%, 7/28/21	1,780	1,924
Morgan Stanley, 6.625%, 4/1/18	850	973
		55,787
Finance Companies 3.8%		
GATX Corporation, 3.50%, 7/15/16	1,270	1,324
GATX Corporation, 4.85%, 6/1/21	2,250	2,299
GE Capital, 5.875%, 1/14/38	12,505	13,485

International Lease Finance, 6.50%, 9/1/14 (1)	700	730
International Lease Finance, 6.625%, 11/15/13	2,970	2,994
		20,832
Insurance 5.1%		
Aetna, 2.75%, 11/15/22	1,150	1,047
Aflac, 3.625%, 6/15/23	1,480	1,424
American International Group, 3.375%, 8/15/20	3,085	3,040
American International Group, 6.40%, 12/15/20	855	994
CNA Financial, 5.875%, 8/15/20	1,785	2,017
CNA Financial, 6.50%, 8/15/16	1,340	1,511
Genworth Financial, 4.90%, 8/15/23	1,405	1,386
ING U.S., VR, 2.90%, 2/15/18	1,715	1,709
Liberty Mutual Insurance, 4.25%, 6/15/23 (1)	1,335	1,283
Principal Financial Group, 1.85%, 11/15/17	370	362
Principal Financial Group, 6.05%, 10/15/36	280	320
Principal Life Insurance, 8.00%, 3/1/44 (1)	405	424
Provident Companies, 7.00%, 7/15/18	1,655	1,888
Prudential Financial, 5.375%, 6/21/20	2,735	3,046
Reinsurance Group of America, 5.00%, 6/1/21	660	700
Reinsurance Group of America, 5.625%, 3/15/17	500	544
Reinsurance Group of America, 6.45%, 11/15/19	1,465	1,686
UnitedHealth Group, 4.625%, 11/15/41	1,540	1,465
Unum Group, 5.625%, 9/15/20	1,195	1,302
Unum Group, 5.75%, 8/15/42	1,150	1,178
Unum Provident Finance, 6.85%, 11/15/15 (1)	585	643
		27,969
Real Estate Investment Trusts 5.3%		
Alexandria Real Estate Equities, 3.90%, 6/15/23	1,670	1,566
American Campus Communities, 3.75%, 4/15/23	2,680	2,525

Camden Property Trust, 2.95%, 12/15/22	1,840	1,663
DDR, 3.375%, 5/15/23	5,410	4,893
Essex Portfolio, 3.25%, 5/1/23	1,590	1,442
Healthcare Realty Trust, 3.75%, 4/15/23	2,235	2,086
Healthcare Realty Trust, 5.75%, 1/15/21	1,420	1,536
Highwoods Realty, 3.625%, 1/15/23	2,535	2,338
Kilroy Realty, 4.80%, 7/15/18	1,410	1,501
Kilroy Realty, 6.625%, 6/1/20	1,190	1,345
Reckson Operating, 6.00%, 3/31/16	1,500	1,631
Regency Centers, 5.875%, 6/15/17	440	487
Regency Centers, 6.00%, 6/15/20	820	914
Ventas Realty, 2.00%, 2/15/18	1,335	1,293
Ventas Realty, 3.25%, 8/15/22	1,630	1,505
WEA Finance, 3.375%, 10/3/22 (1)	1,820	1,693
Weingarten Realty Investors, 3.50%, 4/15/23	1,085	998
		29,416
Total Financial Institutions		170,522
INDUSTRIAL 49.5%		
Basic Industry 4.6%		
Ashland, 4.75%, 8/15/22 (1)	1,625	1,523
Carpenter Technology, 4.45%, 3/1/23	1,085	1,052
Carpenter Technology, 5.20%, 7/15/21	2,900	2,953
Celanese U.S. Holdings, 4.625%, 11/15/22	1,275	1,181
Dow Chemical, 4.25%, 11/15/20	450	467
Dow Chemical, 8.55%, 5/15/19	2,085	2,655
GoldCorp, 2.125%, 3/15/18	1,015	978
International Paper, 4.75%, 2/15/22	2,805	2,938
LYB International Finance, 4.00%, 7/15/23	860	847
LyondellBasell Industries, 5.00%, 4/15/19	2,660	2,886

Reliance Steel & Aluminum, 4.50%, 4/15/23	1,000	956
Rock-Tenn, 4.00%, 3/1/23	795	763
Rock-Tenn, 4.90%, 3/1/22	1,715	1,753
Sociedad Quimica y Minera de Chile, 3.625%, 4/3/23 (1)	1,915	1,702
Vale Overseas, 4.375%, 1/11/22	3,195	2,983
		25,637
Capital Goods 3.7%		
Case New Holland, 7.875%, 12/1/17	1,075	1,236
CNH Capital, 3.875%, 11/1/15	1,355	1,382
CNH Capital, 6.25%, 11/1/16	725	785
Holcim, 6.00%, 12/30/19 (1)	4,285	4,818
Mohawk Industries, 3.85%, 2/1/23	1,640	1,549
Odebrecht Finance, 5.125%, 6/26/22 (1)	1,105	1,053
Odebrecht Offshore Drilling Finance, 6.75%, 10/1/22 (1)	635	621
Owens Corning, 4.20%, 12/15/22	1,655	1,597
Republic Services, 5.70%, 5/15/41	2,840	3,052
Turlock, 4.00%, 11/2/32 (1)	1,285	1,175
United Technologies, 4.50%, 6/1/42	3,035	2,955
		20,223
Communications 12.4%		
American Tower, 4.70%, 3/15/22	1,210	1,201
American Tower, 7.25%, 5/15/19	3,793	4,444
Ameritech Capital Funding, 6.55%, 1/15/28	1,630	1,746
British Sky Broadcasting, 3.125%, 11/26/22 (1)	1,130	1,034
British Sky Broadcasting, 9.50%, 11/15/18 (1)	1,830	2,368
CC Holdings, 3.849%, 4/15/23	3,515	3,239
Cellco Partners/Verizon Wireless, 8.50%, 11/15/18	580	733
Comcast, 6.40%, 3/1/40	1,210	1,442
Cox Communications, 3.25%, 12/15/22 (1)	875	774

Cox Communications, 8.375%, 3/1/39 (1)	2,180	2,597
DIRECTV Holdings, 1.75%, 1/15/18	935	891
DIRECTV Holdings, 2.40%, 3/15/17	2,085	2,067
DIRECTV Holdings, 5.875%, 10/1/19	2,015	2,228
GTP Acquisition Partners, 2.364%, 5/15/43 (1)	1,655	1,594
GTP Acquisition Partners, 4.347%, 6/15/41 (1)	995	1,049
Interpublic Group of Companies, 3.75%, 2/15/23	935	868
Interpublic Group of Companies, 4.00%, 3/15/22	1,820	1,740
NBC Universal, 1.974%, 4/15/19 (1)	415	399
NBC Universal, 4.45%, 1/15/43	1,590	1,466
NBC Universal, 5.15%, 4/30/20	4,875	5,484
News America, 6.15%, 3/1/37	1,000	1,084
News America, 7.85%, 3/1/39	1,600	2,029
News America Holdings, 8.25%, 8/10/18	2,595	3,269
Omnicom Group, 3.625%, 5/1/22	780	751
Omnicom Group, 4.45%, 8/15/20	1,120	1,166
Omnicom Group, 6.25%, 7/15/19	2,220	2,558
SBA Tower Trust, 2.933%, 12/15/42 (1)	1,700	1,705
SBA Tower Trust, 3.598%, 4/15/43 (1)	2,665	2,566
SBA Tower Trust, 4.254%, 4/15/40 (1)	3,570	3,633
SES, 3.60%, 4/4/23 (1)	845	793
Telecom Italia Capital, 5.25%, 11/15/13	2,240	2,255
Telecom Italia Capital, 5.25%, 10/1/15	955	997
Telecom Italia Capital, 6.175%, 6/18/14	1,950	2,013
Telefonica Emisiones, 3.192%, 4/27/18	1,610	1,571
Telefonica Emisiones, 5.877%, 7/15/19	1,390	1,493
Virgin Media Secured Finance, 5.25%, 1/15/21	320	319
WPP Finance, 8.00%, 9/15/14	760	812
WPP Finance 2010, 4.75%, 11/21/21	2,335	2,382
		68,760

Consumer Cyclical 6.6%		
Corrections Corporation of America, 4.625%, 5/1/23	1,100	1,022
Delphi, 5.00%, 2/15/23	725	736
Dollar General, 3.25%, 4/15/23	3,510	3,189
Ford Motor, 4.75%, 1/15/43	3,185	2,806
Ford Motor Credit, 2.375%, 1/16/18	2,840	2,761
Ford Motor Credit, 5.75%, 2/1/21	5,115	5,510
Host Hotels & Resorts, 3.75%, 10/15/23	1,275	1,168
Hyundai Capital America, 2.875%, 8/9/18 (1)	720	716
MDC Holdings, 5.375%, 12/15/14	885	928
NVR, 3.95%, 9/15/22	3,180	3,034
O'Reilly Automotive, 3.80%, 9/1/22	1,035	1,008
O'Reilly Automotive, 3.85%, 6/15/23	1,225	1,191
O'Reilly Automotive, 4.875%, 1/14/21	1,870	1,949
QVC, 4.375%, 3/15/23	1,570	1,459
RCI Banque, 3.50%, 4/3/18 (1)	1,580	1,575
RCI Banque, 4.60%, 4/12/16 (1)	1,800	1,877
Starwood Hotels & Resorts Worldwide, 3.125%, 2/15/23	155	141
Time Warner, 6.875%, 6/15/18	1,410	1,682
Toll Brothers Finance, 4.375%, 4/15/23	3,115	2,827
TRW Automotive, 4.50%, 3/1/21 (1)	700	670
		36,249
Consumer Non-Cyclical 8.1%		
Actavis, 3.25%, 10/1/22	1,835	1,703
Actavis, 4.625%, 10/1/42	785	700
Altria Group, 4.75%, 5/5/21	2,290	2,420
Altria Group, 9.25%, 8/6/19	1,320	1,728
Avon Products, 5.00%, 3/15/23	3,140	3,124
BRF - Brasil Foods, 3.95%, 5/22/23 (1)	690	591
Bunge Limited Finance, 4.10%, 3/15/16	945	995

Bunge Limited Finance, 8.50%, 6/15/19	335	409
Bunge North America Finance, 5.90%, 4/1/17	1,500	1,639
Celgene, 2.30%, 8/15/18	1,395	1,379
Coca-Cola FEMSA, 4.625%, 2/15/20	2,075	2,194
ConAgra Foods, 4.95%, 8/15/20 (1)	1,595	1,689
Delhaize Group, 6.50%, 6/15/17	1,950	2,188
Imperial Tobacco Finance, 3.50%, 2/11/23 (1)	4,220	3,901
Life Technologies, 4.40%, 3/1/15	2,085	2,176
Newell Rubbermaid, 2.05%, 12/1/17	1,030	1,010
Pernod Ricard, 4.45%, 1/15/22 (1)	815	830
Pernod Ricard, 5.75%, 4/7/21 (1)	750	833
Philip Morris International, 4.375%, 11/15/41	1,540	1,406
Reynolds American, 3.25%, 11/1/22	4,050	3,699
Tupperware Brands, 4.75%, 6/1/21	2,360	2,366
Tyson Foods, 4.50%, 6/15/22	2,220	2,270
Viterra, 5.95%, 8/1/20 (1)	2,330	2,406
Whirlpool, 4.70%, 6/1/22	2,950	3,051
		44,707
Energy 5.4%		
Continental Resources, 4.50%, 4/15/23	1,745	1,715
EQT, 4.875%, 11/15/21	3,400	3,473
Marathon Oil, 2.80%, 11/1/22	2,750	2,537
Motiva Enterprises, 6.85%, 1/15/40 (1)	1,615	1,971
Murphy Oil, 4.00%, 6/1/22	1,405	1,332
Nabors Industries, 4.625%, 9/15/21	1,845	1,832
Nabors Industries, 9.25%, 1/15/19	2,035	2,492
Noble Energy, 6.00%, 3/1/41	1,370	1,543
Novatek Finance, 4.422%, 12/13/22 (1)	2,340	2,083
Odebrecht Drilling Norbe VIII, 6.35%, 6/30/21 (1)	759	747
Pioneer Natural Resources, 3.95%, 7/15/22	965	947

Range Resources, 5.00%, 8/15/22	1,525	1,489
Rowan Companies, 4.875%, 6/1/22	1,425	1,455
Rowan Companies, 7.875%, 8/1/19	1,380	1,654
SESI, 7.125%, 12/15/21	1,175	1,275
Talisman Energy, 3.75%, 2/1/21	965	938
Transocean, 2.50%, 10/15/17	905	896
Transocean, 5.05%, 12/15/16	1,210	1,322
		29,701
Industrial Other 0.3%		
Valmont Industries, 6.625%, 4/20/20	1,595	1,785
		1,785
Technology 3.2%		
Affiliated Computer Services, 5.20%, 6/1/15	1,770	1,879
Agilent Technologies, 5.00%, 7/15/20	1,845	1,970
Arrow Electronics, 3.00%, 3/1/18	360	361
Arrow Electronics, 4.50%, 3/1/23	2,905	2,839
Avnet, 4.875%, 12/1/22	785	780
Fiserv, 3.125%, 6/15/16	995	1,036
Fiserv, 3.50%, 10/1/22	1,940	1,812
Hewlett-Packard, 3.30%, 12/9/16	3,000	3,110
Lender Processing Services, 5.75%, 4/15/23	900	938
Motorola Solutions, 3.50%, 3/1/23	1,540	1,422
Verisk Analytics, 5.80%, 5/1/21	1,470	1,608
		17,755
Transportation 5.2%		
American Airlines, 4.95%, 7/15/24 (1)	2,305	2,291
Burlington Northern Santa Fe, 5.05%, 3/1/41	905	904
Burlington Northern Santa Fe, 5.40%, 6/1/41	1,465	1,526
Canadian Pacific Railroad, 7.25%, 5/15/19	940	1,145

Continental Airlines, 4.15%, 10/11/25	3,275	3,222
Continental Airlines, 4.75%, 7/12/22	754	793
Continental Airlines, 7.25%, 5/10/21	362	409
Continental Airlines, 9.00%, 1/8/18	1,421	1,616
Delta Air Lines, 5.30%, 10/15/20	221	237
Delta Air Lines, 7.75%, 6/17/21	314	365
Delta Air Lines, ETC, 4.95%, 5/23/19	563	601
Delta Air Lines, ETC, 6.821%, 2/10/24	875	992
ERAC USA Finance, 3.30%, 10/15/22 (1)	345	322
ERAC USA Finance, 5.25%, 10/1/20 (1)	2,625	2,868
Heathrow Funding, 2.50%, 6/25/17 (1)	1,100	1,114
Heathrow Funding, 4.875%, 7/15/23 (1)	2,690	2,794
Kansas City Southern de Mexico, 3.00%, 5/15/23 (1)	1,540	1,411
Kansas City Southern de Mexico, 6.125%, 6/15/21	103	117
Kansas City Southern Railway, 4.30%, 5/15/43 (1)	1,570	1,377
Southwest Airlines, 5.125%, 3/1/17	2,410	2,603
US Airways, 4.625%, 12/3/26	755	730
US Airways, 6.25%, 10/22/24	1,137	1,199
		28,636
Total Industrial		273,453
UTILITY 12.8%		
Electric 5.6%		
Allegheny Energy Supply, 6.75%, 10/15/39 (1)	1,690	1,717
Appalachian Power, 6.375%, 4/1/36	1,460	1,657
CMS Energy, 6.25%, 2/1/20	1,565	1,795
CMS Energy, 8.75%, 6/15/19	1,205	1,535
Constellation Energy, 5.15%, 12/1/20	1,440	1,553
E-CL, 5.625%, 1/15/21 (1)	1,400	1,440
Enel Finance International, 5.125%, 10/7/19 (1)	3,450	3,536

Exelon Generation, 6.25%, 10/1/39	1,325	1,398
FirstEnergy, 4.25%, 3/15/23	3,255	2,950
Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	1,370	1,402
IPALCO Enterprises, 5.00%, 5/1/18	1,040	1,072
Nevada Power, 6.65%, 4/1/36	960	1,203
Nevada Power, 6.75%, 7/1/37	840	1,067
NV Energy, 6.25%, 11/15/20	1,150	1,334
Pennsylvania Electric, 6.15%, 10/1/38	1,000	1,061
PPL Capital Funding, 3.40%, 6/1/23	1,665	1,556
PPL Capital Funding, 3.50%, 12/1/22	885	840
PPL WEM Holdings, 3.90%, 5/1/16 (1)	1,305	1,370
TECO Finance, 5.15%, 3/15/20	1,950	2,121
TECO Finance, 6.572%, 11/1/17	410	478
		31,085
Natural Gas 7.2%		
Boardwalk Pipelines, 3.375%, 2/1/23	3,395	3,078
Boardwalk Pipelines, 5.75%, 9/15/19	760	837
DCP Midstream Operating, 3.25%, 10/1/15	2,015	2,083
DCP Midstream Operating, 3.875%, 3/15/23	730	664
El Paso Natural Gas, 5.95%, 4/15/17	300	337
Enbridge Energy Partners, 4.20%, 9/15/21	1,445	1,452
Enbridge Energy Partners, 5.50%, 9/15/40	1,415	1,404
Energy Transfer Partners, 3.60%, 2/1/23	1,525	1,412
Energy Transfer Partners, 5.20%, 2/1/22	2,825	2,970
Enogex, 6.25%, 3/15/20 (1)	1,500	1,601
Enterprise Products Operations, 5.95%, 2/1/41	1,780	1,949
Enterprise Products Operations, 7.55%, 4/15/38	1,910	2,438
Florida Gas Transmission, 3.875%, 7/15/22 (1)	1,385	1,368
Gulf South Pipeline, 4.00%, 6/15/22	615	604
Magellan Midstream Partners, 4.25%, 2/1/21	365	381

Magellan Midstream Partners, 6.55%, 7/15/19	1,055	1,248
NiSource Finance, 4.80%, 2/15/44	1,655	1,496
NiSource Finance, 6.25%, 12/15/40	1,225	1,341
NiSource Finance, 10.75%, 3/15/16	1,215	1,457
NuStar Logistics, 4.80%, 9/1/20	1,160	1,082
NuStar Logistics, VR, 8.15%, 4/15/18	1,635	1,827
Southeast Supply Header, 4.85%, 8/15/14 (1)	1,200	1,235
Western Gas Partners, 4.00%, 7/1/22	3,170	3,083
Williams Companies, 3.70%, 1/15/23	1,440	1,291
Williams Partners, 4.125%, 11/15/20	1,385	1,393
Williams Partners, 6.30%, 4/15/40	1,395	1,462
		39,493
Total Utility		70,578
Total Corporate Bonds (Cost $505,729)		514,553
BANK LOANS 2.4% (2)		
Basic Industry 0.3%		
Eagle Spinco, VR, 3.50%, 1/28/17	1,589	1,601
		1,601
Communications 1.0%		
Charter Communications, VR, 3.00%, 7/1/20	1,175	1,162
Charter Communications, VR, 3.00%, 12/31/20	1,735	1,715
SBA Senior Finance, VR, 3.75%, 9/28/19	971	975
TWCC, VR, 3.50%, 2/13/17	1,875	1,881
		5,733
Consumer Cyclical 0.5%		
Village Roadshow Pictures, VR, 4.75%, 11/21/17	850	863

MGM Resorts International, VR, 3.50%, 12/20/19	1,617	1,610
		2,473
Consumer Non-Cyclical 0.3%		
H.J. Heinz, VR, 3.50%, 6/5/20	1,025	1,030
Hologic, VR, 3.75%, 8/1/19	633	635
		1,665
Energy 0.3%		
MEG Energy, VR, 3.75%, 3/31/20	1,866	1,868
		1,868
Total Bank Loans (Cost $13,305)		13,340
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 0.2%		
U.S. Treasury Obligations 0.2%		
U.S. Treasury Bonds, 3.75%, 8/15/41 (3)	475	481
U.S. Treasury Notes, 2.625%, 8/15/20 (3)	310	319
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $846)		800
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.8%		
Owned No Guarantee 2.8%		
CNOOC Finance 2013, 3.00%, 5/9/23	2,955	2,624
Codelco, 3.75%, 11/4/20 (1)	4,440	4,319
Gazprom, 7.288%, 8/16/37	1,150	1,190
Pemex Project Funding Master Trust, 5.75%, 3/1/18	3,265	3,600
Petrobras Global Finance, 4.375%, 5/20/23	3,240	2,861

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Corporate Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On June 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the clearinghouse typically imposes margin requirements to ensure performance by the parties to the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as swaps, forward currency exchange contracts, and options, that are transacted in OTC markets expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all derivatives with the counterparty typically would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all OTC derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC derivatives, collateral posted pursuant to an ISDA is held in a segregated account by the fund’s custodian. For exchange-traded and centrally cleared derivatives (other than exchange-traded options), required margin posted by the fund is held by the clearing broker. As of August 31, 2013, securities valued at $315,000 had been posted by the fund to counterparties for OTC derivatives. As of August 31, 2013, no collateral was pledged by counterparties to the fund for OTC derivatives. As of August 31, 2013, securities valued at $197,000 had been posted by the fund for exchange-traded or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price and credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, the payment risk increases as the price of the relevant underlying credit or credit rating declines. Generally, payment risk increases as the market value of a swap contract declines in relation to the notional amount. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance risk by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments), and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2013, the cost of investments for federal income tax purposes was $539,133,000. Net unrealized gain aggregated $8,386,000 at period-end, of which $21,536,000 related to appreciated investments and $13,150,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 28, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 28, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date October 28, 2013